CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,536	$ 15,355
Restricted cash	3	3,117
Accounts receivable, net	7,938	10,980
Prepaid concession fees	1,813	7,064
Other current assets, net	41,057	59,825
Amount due from related parties	18	2,251
Total current assets	66,365	98,592
Property and equipment, net	13,466	15,442
Prepaid equipment costs	2,364	290
Long-term investments	46,271	102,434
Long-term deposits	1,350	6,039
Other non-current assets	0	2,205
TOTAL ASSETS	129,816	225,002
Current liabilities:
Short-term loan	6,109	0
Accounts payable	39,304	48,545
Accrued expenses and other current liabilities	9,758	12,236
Deferred revenue	1,995	1,337
Consideration received from buyer	21,817	0
Payable of earnout commitment	22,188	0
Income tax payable	11,483	13,677
Total current liabilities	112,654	75,795
Non-current liabilities:
Long-term loan	2,763	0
Other non-current liabilities	0	398
Provision for earnout commitment	0	25,130
Total liabilities	115,417	101,323
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2017 and 2018; 127,662,057 shares and 127,697,055 shares issued as of December 31, 2017 and 2018, respectively; 125,629,779 shares and 125,664,777 shares outstanding as of December 31, 2017 and 2018, respectively)	128	128
Additional paid-in capital	284,726	286,739
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2017 and 2018, respectively)	(2,351)	(2,351)
Accumulated deficits	(262,415)	(172,318)
Accumulated other comprehensive income	31,311	35,451
Total AirMedia Group Inc.'s shareholders' equity	51,399	147,649
Non-controlling interests	(37,000)	(23,970)
Total equity	14,399	123,679
TOTAL LIABILITIES AND EQUITY	$ 129,816	$ 225,002